Intangible assets, net and goodwill, Analysis of Intangible Assets (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	$ 121,498,519		$ 128,893,422	$ 143,225,764
Amount paid for license	18,321,105		25,602,692	8,846,833
Acquisitions in business combinations	874,167			3,013,529
Disposals and other	2,771,779		2,492,663	(496,219)	[1]
Amortization of the year	19,864,238		17,119,319
Incorporation (Merge, Spin off, Sale/other)			555
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	18,135,249		(18,371,494)	(7,781,093)
Balance at end of year	141,736,581	$ 6,993	121,498,519	128,893,422
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	146,078,897		141,121,365
Amortization of the year	0		0	0
Balance at end of year	156,836,369	$ 7,738	146,078,897	141,121,365
Cost [Member]
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	146,078,897		141,121,365	136,578,194
Acquisitions	0		0	14,447,186
Acquisitions in business combinations	4,735,752			280,192
Disposals and other	0		0	(2,230,610)	[1]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	6,021,720		4,957,532	(7,803,901)
Balance at end of year			146,078,897	141,121,365
Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Amortization of the year	(19,864,238)		(17,119,319)	(17,915,392)	[2]
Reconciliation of changes in goodwill [abstract]
Amortization of the year	0		0	(149,696)	[2]
Licenses and Rights of Use [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	104,522,386		113,124,364	130,267,745
Amount paid for license	12,645,575		18,814,933	2,656,914
Acquisitions in business combinations	763,101			95,147
Disposals and other	877,379		1,137,717	(349,118)	[1]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	16,476,129		(16,910,825)	(6,222,914)
Balance at end of year	122,144,291		104,522,386	113,124,364
Licenses and Rights of Use [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	247,326,829		255,549,470	266,057,690
Amount paid for license	12,645,575		18,814,933	2,656,914
Acquisitions in business combinations	763,101			95,147
Disposals and other	(872,238)		1,201,681	(1,785,196)	[1]
Amortization of the year	0		0	0	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	18,349,117		(28,239,255)	(11,475,085)
Balance at end of year	278,212,384		247,326,829	255,549,470
Licenses and Rights of Use [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	(142,804,443)		(142,425,106)	(135,789,945)
Amount paid for license	0		0	0
Acquisitions in business combinations	0			0
Disposals and other	1,749,617		(63,964)	1,436,078	[1]
Amortization of the year	(13,140,279)		(11,643,803)	(13,323,410)	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	(1,872,988)		11,328,430	5,252,171
Balance at end of year	(156,068,093)		(142,804,443)	(142,425,106)
Trademarks [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	2,767,166		3,014,557	3,292,163
Amount paid for license	0		198,532	183,631
Acquisitions in business combinations	0			40,412
Disposals and other	(64,374)		(10,983)	(66,000)	[1]
Incorporation (Merge, Spin off, Sale/other)			555
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	320,575		(296,457)	(324,675)
Balance at end of year	2,879,961		2,767,166	3,014,557
Trademarks [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	25,341,418		26,467,355	27,675,853
Amount paid for license	0		198,532	183,631
Acquisitions in business combinations	0			40,412
Disposals and other	(64,374)		(11,554)	(66,000)	[1]
Amortization of the year	0		0	0	[2]
Incorporation (Merge, Spin off, Sale/other)			555
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	1,209,149		(1,313,470)	(1,366,541)
Balance at end of year	26,486,193		25,341,418	26,467,355
Trademarks [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	(22,574,252)		(23,452,798)	(24,383,690)
Amount paid for license	0		0	0
Acquisitions in business combinations	0			0
Disposals and other	0		571	0	[1]
Amortization of the year	(143,406)		(139,038)	(110,974)	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	(888,574)		1,017,013	1,041,866
Balance at end of year	(23,606,232)		(22,574,252)	(23,452,798)
Customer Relationships [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	3,461,014		4,857,673	3,361,164
Amount paid for license	4,475		5,550	22,842
Acquisitions in business combinations	111,066			2,863,765
Disposals and other	0		0	(18)	[1]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	101,203		(414,238)	(435,824)
Balance at end of year	2,726,052		3,461,014	4,857,673
Customer Relationships [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	20,689,739		24,189,692	24,570,126
Amount paid for license	4,475		5,550	22,842
Acquisitions in business combinations	111,066			2,863,765
Disposals and other	0		0	0	[1]
Amortization of the year	0		0	0	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	2,599,501		(3,505,503)	(3,267,041)
Balance at end of year	23,404,781		20,689,739	24,189,692
Customer Relationships [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	(17,228,725)		(19,332,019)	(21,208,962)
Amount paid for license	0		0	0
Acquisitions in business combinations	0			0
Disposals and other	0		0	(18)	[1]
Amortization of the year	(951,706)		(987,971)	(954,256)	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	(2,498,298)		3,091,265	2,831,217
Balance at end of year	(20,678,729)		(17,228,725)	(19,332,019)
Software Licenses [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	9,597,885		6,702,592	4,813,462
Amount paid for license	4,805,054		5,846,212	5,108,485
Acquisitions in business combinations	0			14,205
Disposals and other	2,469,893		1,416,104	179,333	[1]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	1,153,191		(691,276)	(767,493)
Balance at end of year	13,120,259		9,597,885	6,702,592
Software Licenses [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	19,356,045		16,217,975	15,251,136
Amount paid for license	4,805,054		5,846,212	5,108,485
Acquisitions in business combinations	0			14,205
Disposals and other	1,874,257		313,446	(797,084)	[1]
Amortization of the year	0		0	0	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	3,992,205		(3,021,588)	(3,358,767)
Balance at end of year	30,027,561		19,356,045	16,217,975
Software Licenses [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	(9,758,160)		(9,515,383)	(10,437,674)
Amount paid for license	0		0	0
Acquisitions in business combinations	0			0
Disposals and other	595,636		1,102,658	976,417	[1]
Amortization of the year	(4,905,764)		(3,675,747)	(2,645,400)	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	(2,839,014)		2,330,312	2,591,274
Balance at end of year	(16,907,302)		(9,758,160)	(9,515,383)
Content Rights [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	1,150,068		1,194,236	1,491,230
Amount paid for license	866,001		737,465	874,961
Acquisitions in business combinations	0			0
Disposals and other	(511,119)		(50,175)	(260,416)	[1]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	84,151		(58,698)	(30,187)
Balance at end of year	866,018		1,150,068	1,194,236
Content Rights [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	11,616,693		12,783,404	13,002,320
Amount paid for license	866,001		737,465	874,961
Acquisitions in business combinations	0			0
Disposals and other	(821,107)		(50,175)	(263,798)	[1]
Amortization of the year	0		0	0	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	2,630,934		(1,854,001)	(830,079)
Balance at end of year	14,292,521		11,616,693	12,783,404
Content Rights [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year	(10,466,625)		(11,589,168)	(11,511,090)
Amount paid for license	0		0	0
Acquisitions in business combinations	0			0
Disposals and other	309,988		0	3,382	[1]
Amortization of the year	(723,083)		(672,760)	(881,352)	[2]
Incorporation (Merge, Spin off, Sale/other)			0
Effect of translation of foreign subsidiaries and Hyperinflation adjustment	(2,546,783)		1,795,303	799,892
Balance at end of year	$ (13,426,503)		$ (10,466,625)	$ (11,589,168)

[1]	Includes the transaction related to Panama and Chile disposal.
[2]	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.